Schedule of Results of the Discontinued Operation (Details)	6 Months Ended
Jul. 15, 2014 USD ($)
Discontinued Operations [Member]
Expenses
Field camps expenses	$ 0
Surveying	0
Geophysics	0
Geochemistry	0
Geology	0
Drilling	0
Professional Fees	2,072
Environmental testing	0
General and administrative expenses	85,951
Gain on sale of capital assets	0
Impairment of mineral properties	0
Depreciation	7,312
Net loss before discontinuing operation	95,335
Loss on sale of discontinued operation	12,621
Net loss from discontinued operation	$ 107,956